Stockholders’ Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of Warrants

Type of Warrants	Underlying Common Stock to be Purchased	Exercise Price	Issue Date	Exercise Period
Common Warrants	4	$6,918.75	June 11, 2014	June 11, 2014 to June 11, 2024
Common Warrants	452	$14,062.50	May 24, 2018	May 24, 2018 to May 24 2025
Common Warrants	—	$14,062.50	June 26, 2018	June 26, 2018 to June 26, 2025
Common Warrants	888	$11,962.50	April 11, 2019	October 11, 2019 to April 11, 2026
Common Warrants	1,480	$11,962.50	June 10, 2019	December 10, 2019 to June 10, 2026
Common Warrants	1,639	$1.625	April 24, 2020	April 24, 2020 to April 24, 2025
Common Warrants	1,092	$1.625	June 9, 2020	June 9, 2020 to June 9, 2025
Common Warrants	30,582	$1,875.00	May 20, 2021	May 20, 2021 to May 22, 2023
Common Warrants	8,003	$735.00	January 13, 2022	March 1, 2022 to March 1, 2027
Common Warrants	8,303	$897.56	March 1, 2022	March 1, 2022 to March 1, 2027
Common Warrants	6,666	$309.56	May 4, 2022	May 4, 2022 to May 4, 2027
Common Warrants	1,016,935	$1.625	May 24, 2022	May 24, 2022 to May 24, 2027
Common Warrants	582,886	$1.625	June 28, 2022	May 24, 2022 to June 28, 2027
Common Warrants	369,230	$1.625	December 21, 2022	December 21, 2022 to December 21, 2027
Common Warrants	653,538	$2.50	February 17, 2023	February 17, 2023 to February 17, 2028
Common Warrants	240,000	$2.50	March 13, 2023	March 13, 2023 to March 13, 2028
Common Warrants	258,584	$2.50	March 20, 2023	March 20, 2023 to March 20, 2028
Total	3,180,282

Type of Warrants	Underlying Common Stock to be Purchased	Exercise Price	Issue Date	Exercise Period
Common Warrants	4	6,918.75	June 11, 2014	June 11, 2014 to June 11, 2024
Common Warrants	452	$14,062.50	May 24, 2018	May 24, 2018 to May 24 2025
Common Warrants	-	$14,062.50	June 26, 2018	June 26, 2018 to June 26, 2025
Common Warrants	888	$11,962.50	April 11, 2019	October 11, 2019 to April 11, 2026
Common Warrants	1480	$11,962.50	June 10, 2019	December 10, 2019 to June 10, 2026
Common Warrants	1,639	$4.0625	April 24, 2020	April 24, 2020 to April 24, 2025
Common Warrants	1,092	$4.0625	June 9, 2020	June 9, 2020 to June 9, 2025
Common Warrants	30,582	$1,875	May 20, 2021	May 20, 2021 to May 22, 2023
Common Warrants	8,003	$735.00	January 31, 2022	January 31, 2022 to March 1, 2027
Common Warrants	8,303	897.56	March 1, 2022	March 1, 2022 to March 1, 2027
Common Warrants	6,666	$309.56	May 4, 2022	May 4, 2022 to May 4, 2027
Common Warrants	1,041,136	$4.0625	May 24, 2022	May 24, 2022 to May 24, 2027
Common Warrants	582,886	4.0625	June 28, 2022	May 24, 2022 to June 28, 2027
Common Warrants	369,230	$6.25	December 21, 2022	December 21, 2022 to December 21, 2027
Total	2,052,361

Summary of Common Stock Reserved for Future Issuance

Common stock reserved for future issuance is as follows in common equivalent shares as of March 31, 2023:

Common stock issuable upon the exercise of stock options outstanding	4,843
Common stock issuable upon the exercise of common stock warrants	3,180,282
Common stock available for future issuance under the 2019 ESPP	509
Common stock available for future issuance under the Amended and Restated 2014 Plan	4,769
Common stock available for future issuance under the Amended Inducement Plan	575
Common stock reserved for the exercise of purchase rights	14,238,827
Common stock reserved for the conversion of convertible notes	76,407,245
Total common stock reserved for future issuance	93,837,050

Common stock reserved for future issuance, on a one-for-one basis, is as follows in common equivalent shares as of December 31, 2022:

Common stock issuable upon the exercise of stock options outstanding	5,672
Common stock issuable upon the exercise of common stock warrants	2,052,367
Common stock issuance upon the exercise of purchase rights	4,490,202
Common stock available for future issuance under the 2019 ESPP	509
Common stock available for future issuance under the Amended and Restated 2014 Plan	3,989
Common stock available for future issuance under the Amended Inducement Plan	525
Common stock reserved for the conversion of convertible notes	18,105,684
Total common stock reserved for future issuance	24,658,948